Property, Plant and Equipment - Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities
Current portion (classified under other current liabilities)	$ 3,708	$ 4,636
Non-current portion (classified under other non-current liabilities)	3,452	6,744
Total lease liabilities	$ 7,160	$ 11,380